NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of notes payable

Notes payable consists of the following as of December 31:

	Year ended December 31,
	2018	2017
Series A notes payable; interest at 8% per annum; principal and accrued interest due at maturity in October 2011 (past due)	$-	$50,000
Less: current portion	-	(50,000)
Balance	$-	$-